Concentrations, Risks and Uncertainties - Schedule of Revenue by Major Customers by Reporting (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Customer A [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	47.00%	41.00%	39.00%
Customer A [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	60.00%	49.00%
Customer A [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage	60.00%	49.00%
Customer B [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage			24.00%
Customer B [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage		1.00%
Customer C [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	13.00%	28.00%	19.00%
Customer C [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	8.00%	24.00%
Customer C [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage	8.00%	24.00%
Customer D [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage			11.00%
Customer D [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage
Customer F [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage		13.00%
Customer F [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	5.00%	13.00%
Customer F [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage	5.00%	13.00%
Customer G [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	29.00%
Customer G [Member] | Revenue Benchmark [Member]
Percentage of the Company’s sales
Concentration risk percentage	23.00%
Customer G [Member] | Accounts Receivable [Member]
Percentage of the Company’s sales
Concentration risk percentage	23.00%